Equity (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Class of Stock [Line Items]
Proceeds from shares issuance		$ 637,000
Share issued value		637,000
Consideration amount	525,000	302,271
Repayment of convertible note	$ 873,003
Shares repurchased during period		38,625
Shares cancelled during period	0	60,000
Convertible Notes Payable	$ 1,989,975	$ 2,876,950
Preferred Class E [Member]
Class of Stock [Line Items]
Share Issued	500,000
Convertible Notes Payable	$ 1,190,476
Stock Plan [Member]
Class of Stock [Line Items]
Shares awarded under stock plan	642,857	706,618
Consulting Services [Member]
Class of Stock [Line Items]
Share Issued	7,619,912	346,618
Share issued value	$ 2,020,150	$ 800,751
Investor [Member]
Class of Stock [Line Items]
Warrant exercised	32,052,654	381,944